Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 474,736	$ 461,035	$ 382,903
Cost of revenues	274,573	273,191	226,929
Gross profit	200,163	187,844	155,974
Operating expenses:
Research and development	58,656	54,013	41,358
Selling, marketing, general and administrative	75,016	76,343	69,613
Total operating expenses	133,672	130,356	110,971
Operating income	66,491	57,488	45,003
Financial expense, net	941	202	3,805
Income before taxes on income	65,550	57,286	41,198
Taxes on income	12,619	9,964	7,041
Net income	52,931	47,322	34,157
Net income attributed to non-controlling interests	336	151	382
Net income attributable to Sapiens’ shareholders	$ 52,595	$ 47,171	$ 33,775
Net earnings per share attributable to Sapiens’ shareholders
Basic earnings per share (in Dollars per share)	$ 0.95	$ 0.86	$ 0.67
Diluted earnings per share (in Dollars per share)	$ 0.95	$ 0.85	$ 0.65